CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Shareholders' Equity
Balance, beginning of period at Dec. 31, 2012	$ 72,448	$ 11,000	$ 61,448
Increase (Decrease) in Shareholders' Equity
Net income for period	2,073		2,073
Net unrealized gain (loss) on securities available for sale	(494)		(494)
Total comprehensive income	1,579		1,579
Stock compensation	183		183
Dividend on common stock	(444)		(444)
Repurchase of common stock	(46)		(46)
Redemption of Preferred Series A stock	(7,000)	(7,000)
Dividend on preferred stock	(200)		(200)
Balance, end of period at Jun. 30, 2013	66,520	4,000	62,520
Balance, beginning of period at Dec. 31, 2012	72,448	11,000
Increase (Decrease) in Shareholders' Equity
Net income for period	5,937
Net unrealized gain (loss) on securities available for sale	(708)
Total comprehensive income	5,229
Stock compensation	333
Dividend on common stock	(944)
Repurchase of common stock	(509)
Redemption of Preferred Series A stock	(11,000)	(11,000)
Dividend on preferred stock	(308)
Balance, end of period at Dec. 31, 2013	65,249
Balance, beginning of period at Mar. 31, 2013	73,039	11,000	62,039
Increase (Decrease) in Shareholders' Equity
Net income for period	1,260		1,260
Net unrealized gain (loss) on securities available for sale	(540)		(540)
Total comprehensive income	720		720
Stock compensation	75		75
Dividend on common stock	(222)		(222)
Repurchase of common stock	(29)		(29)
Redemption of Preferred Series A stock	(7,000)	(7,000)
Dividend on preferred stock	(63)		(63)
Balance, end of period at Jun. 30, 2013	66,520	4,000	62,520
Balance, beginning of period at Dec. 31, 2013	65,249		65,249
Increase (Decrease) in Shareholders' Equity
Net income for period	1,466		1,466
Net unrealized gain (loss) on securities available for sale	233		233
Total comprehensive income	1,699		1,699
Stock compensation	225		225
Dividend on common stock	(553)		(553)
Repurchase of common stock	(143)		(143)
Balance, end of period at Jun. 30, 2014	66,477		66,477
Balance, beginning of period at Mar. 31, 2014	65,730		65,730
Increase (Decrease) in Shareholders' Equity
Net income for period	806		806
Net unrealized gain (loss) on securities available for sale	105		105
Total comprehensive income	911		911
Stock compensation	113		113
Dividend on common stock	(277)		(277)
Balance, end of period at Jun. 30, 2014	$ 66,477		$ 66,477